Net Loss Per Share (Details) - shares		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 19, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Net Loss per Share [Line Items]
Diluted earnings per common share		11,798,977	11,500,680	11,643,768	11,500,226	11,521,080	4,272,062
Reverse shares stock split	300					10	1,653
Private Warrants [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share		19,416	35	19,416	12	19,416
convertible note [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share						33,058
Reverse shares stock split						3,305,765
Maximum [Member] | Private Warrants [Member]
Net Loss per Share [Line Items]
Reverse shares stock split						37,956,206
Minimum [Member] | Private Warrants [Member]
Net Loss per Share [Line Items]
Reverse shares stock split						380,011
Second Reverse Stock Split [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share		11	1	11	1
Reverse shares stock split		204	7	204	2	37,956,206
Second Reverse Stock Split [Member] | Private Warrants [Member]
Net Loss per Share [Line Items]
Reverse shares stock split		380,011	12,876	380,011	4,276
First Reverse Stock Split [Member]
Net Loss per Share [Line Items]
Reverse shares stock split		20,425	674	20,425	224
First Reverse Stock Split [Member] | Private Warrants [Member]
Net Loss per Share [Line Items]
Reverse shares stock split		37,956,206	1,287,616	37,956,206	427,639
Common Stock Options [Member]
Net Loss per Share [Line Items]
Reverse shares stock split						20,425	14,645
Common Stock Options [Member] | Maximum [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share						11	8
Common Stock Options [Member] | Minimum [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share						204	146
Unsecured Convertible Note [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share			35		12	1,653